Organization and Business Description	6 Months Ended
Jun. 30, 2024
Organization and Business Description [Abstract]
ORGANIZATION AND BUSINESS DESCRIPTION

NOTE 1 — ORGANIZATION AND BUSINESS DESCRIPTION

ANEW Medical, Inc. (“The Company” or “Public ANEW”) develops essential medicines for the treatment of chronic diseases – cancer, cardiovascular, and neurodegenerative disorders. The Company currently has acquired two licensed platforms: a generic drug portfolio and a biosimilar biologics platform that uses biologic therapies to treat cancer, and two proprietary, patented technologies involving the melanocortin receptor-binding molecules and a gene therapy platform which uses a gene therapy approach to introduce a therapeutic protein called “Klotho” inside the body to treat neurodegenerative diseases.

On September 12, 2022, the Company acquired five market-approved anti-cancer drugs approved for sale in Germany. The Market Authorizations (MA’s) are for four of the drugs that comprise the “FOLFOX” and “FOLFIRI” multi-drug regimens used in treatment of metastatic colorectal and gastric cancer and in two of the drugs that are used to treat metastatic lung cancer. The drugs are important in the treatment of many solid tumors in both childhood and adult cancers. Previously, the Company acquired two off-patent bio generic antibodies from Reliance Life Sciences (RLS), the life science arm of Reliance Industries Pvt Ltd. of Navi Mumbai, India.

During January 2023, the Company acquired a treatment for small drug molecules that bind to the melanocortin receptors on human cells and affect skin pigmentation.

Business Combinations

As of May 30, 2023, Redwoods Acquisition Corp., a Delaware corporation and a special purpose acquisition company (“Redwoods”), Anew Medical Sub, Inc., a Wyoming corporation (“Merger Sub”) and ANEW Medical, Inc., a Wyoming corporation (“ANEW”) entered into a Business Combination Agreement, which was amended as of November 4, 2023 (the “Business Combination Agreement”). On June 21, 2024 (the “Closing Date”), Merger Sub merged with and into ANEW, with ANEW continuing as the surviving corporation and as a wholly owned subsidiary of Redwoods (the “Business Combination”). In connection with the Business Combination, on June 21, 2024, Public ANEW (“the Company”) filed the Amended Charter with the Delaware Secretary of State, and adopted the amended and restated bylaws (the “Amended and Restated Bylaws”), which replaced Redwoods’ Charter and Bylaws in effect as of such time. In connection with the closing of the Business Combination (the “Closing”), Redwoods changed its name to “ANEW Medical, Inc.” (“Public ANEW”).

For accounting purposes, the transactions contemplated by the Business Combination are treated as a reverse acquisition and, as such, the historical financial statements of the accounting acquirer ANEW will become the historical financial statements of Public ANEW. Under this method of accounting, Redwoods was treated as the acquired company for financial reporting purposes. Accordingly, for accounting purposes, the Merger was treated as the equivalent of the Company issuing shares for the net assets of Redwoods, accompanied by a recapitalization. The net assets of Redwoods were stated at historical cost with no goodwill or other intangible assets recorded.

Recapitalization

In connection with the merger, Redwoods issued six million shares in exchange for all of the outstanding shares of the Company. At $10 per Redwood’s share, the valuation of the Company was $60 million.

Immediately after giving effect to the Business Combination, 15,130,393 shares of Company Common Stock were outstanding, from which 2,875,000 remain in escrow for the Redwoods founders. In addition, the new Public ANEW assumed 12,030,000 warrants from Redwoods in connection with the merger immediately exercisable and composed of 11,500,000 public warrants and 530,000 private warrants. Following the Closing, on June 21, 2024, the ANEW Common Stock and Public ANEW Warrants began trading on the Nasdaq under the symbols “WENA” and “WENAW,” respectively. The Public Units of Redwoods automatically separated into the component securities upon consummation of the Business Combination and, as a result, no longer trade as a separate security. Further, upon closing of the Business Combination on June 21, 2024, ANEW Medical received approximately $181,339 in net cash proceeds. The Company assumed from Redwoods approximately $589,081 in cash.

At Closing, pursuant to the terms of the Merger Agreement and after giving effect to the redemptions of shares of Redwoods Common Stock:

●	The total consideration paid at Closing (the “Merger Consideration”) by Redwoods to ANEW Medical, Inc. security holders was 6,000,000 shares of the Company common stock valued at $60 million (the “Consideration Shares”), based on an implied ANEW equity value of $60,000,000 valued at $10 per share;

●	Each share of ANEW Medical Common Stock, if any, that was owned by Redwoods, Merger Sub, ANEW Medical, Inc. or any other affiliate of Redwoods immediately prior to the effective time of the Merger (the “Effective Time”) was automatically cancelled and retired without any conversion or consideration;

●	Each share of Merger Sub common stock, par value $0.0001 per share (“Merger Sub Common Stock”), issued and outstanding immediately prior to the Effective Time was converted into one newly issued share of Common Stock of the Surviving Corporation.

On March 4, 2024, in connection with the Merger, Public ANEW entered into a convertible promissory note and Securities Purchase Agreement (“SPA”) with certain accredited investors (the “Redwoods PIPE Investors”) for an aggregate purchase price of up to $2,000,000 (the “Redwoods PIPE Financing”), which included 750,000 bonus shares of common stock. Upon the closing of the Redwoods PIPE Financing (funded and closed in connection with the closing of the Merger on June 21, 2024), which totaled $1,950,000, of which $1,768,661 was used by the Company to settle transaction costs. The Company received approximately $181,339 in net cash proceeds.

On April 22, 2024, in connection with the Merger, Public ANEW entered convertible promissory note and Securities Purchase Agreement (“SPA”) with certain accredited investors (the “ANEW PIPE Investors”) for an aggregate purchase price of up to $2,000,000 (the “ANEW PIPE Financing”), which included 900,000 bonus shares of common stock. Upon the closing of the ANEW PIPE Financing (funded and closed in connection with the closing of the Merger on June 21, 2024), which totaled $1,950,000, of which $1,000,000 was used by the Company to settle transaction costs. The Company received approximately $950,000 in cash proceeds.

Concurrent with Closing, certain ANEW stockholders will be issued up to 5,000,000 additional shares of Redwoods’ Common Stock, now Public ANEW, (the “Contingent Consideration Shares”), each valued at $10 per share, or an aggregate equity value of $50,000,000, which will be issued as follows:

(i) 2,000,000 Contingent Consideration Shares upon Redwoods achieving a closing price equal to or exceeding $12.50 for 10 trading days within a 20-day trading period in the first three years following the Closing;

(ii) 2,000,000 Contingent Consideration Shares upon Redwoods achieving a closing price equal to or exceeding $15.00 for 10 trading days within a 20-day trading period in the first three years following the Closing; and

(iii) 1,000,000 Contingent Consideration Shares upon Redwoods achieving a closing price equal to or exceeding $20.00 for 10 trading days within a 20-day trading period in the first five years following the Closing.

Assuming all the conditions for the issuance of the Contingent Consideration Shares are satisfied, the sum of the Merger Consideration and the Contingent Consideration will be $110,000,000, assuming a price of $10 per share.

In accordance with guidance applicable to these circumstances, the equity structure has been restated in all comparable periods up to June 21, 2024 and reflected as such as of June 30, 2024, to reflect the number of shares of the Company’s common stock, $0.0001 par value per share, issued to ANEW’s stockholders in connection with the merger. As such, the shares and corresponding capital amounts and earnings per share related to ANEW’s common stock prior to the merger have been retroactively restated as shares reflecting the exchange ratio established in the merger.

For accounting purposes, the Merger was treated as the equivalent of the Company issuing shares for the net assets of Redwoods, accompanied by a recapitalization. The net assets of Redwoods were stated at historical cost with no goodwill or other intangible assets recorded. In connection with the Merger, in addition to the warrants, Public ANEW assumed $589,081 in cash and $568,111 in income tax payable.